Labor and social obligations (Details 1) - Share options [member]	12 Months Ended
	Dec. 31, 2025 Number R$ / shares shares	Dec. 31, 2024 Number R$ / shares shares	Dec. 31, 2023 Number shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price, Outstanding at the beginning	R$ 67.31
Number of stock options, Outstanding at the beginning | Number	1,610,679	1,696,064	3,729,287
Weighted average exercise price, Granted	R$ 63.95
Number of stock options, Granted | Number	752,000	113,900	467,000
Weighted average exercise price, Exercised	R$ 63.62
Number of stock options, Exercised | Number	(404,478)	(147,955)	(164,214)
Weighted average exercise price, Exercised
Number of stock options, stock option exchanged | Number			(1,751,599)
Weighted average exercise price, Forfeited	R$ 72.42
Number of stock options, Forfeited | Number	(57,152)	(16,182)	(333,111)
Weighted average exercise price, Expired	R$ 68.54
Number of stock options, Expired | Number	(57,680)	(35,148)	(251,299)
Weighted average exercise price, Outstanding at the ending	R$ 65.91	R$ 67.31
Number of stock options, Outstanding at the ending | Number	1,843,369	1,610,679	1,696,064
Weighted average exercise price, Exercisable	R$ 71.33
Number of stock options, Exercisable | shares	340,219	427,202	242,235